INCOME TAX - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Research and development costs	$ 285,861	$ 266,975
Foreign net operating loss carryforwards	222,076	185,558
Credits	197,877	141,456
Financial instruments	110,621	91,032
Lease liabilities	69,884	89,564
Accrued expenses	48,769	53,925
Share-based compensation expense	33,683	42,367
Domestic net operating loss carryforwards	23,556	24,124
Other	98,437	70,125
Gross deferred tax assets	1,090,764	965,126
Valuation allowance	(241,197)	(211,049)	$ (110,043)	$ (112,259)
Net deferred tax assets	849,567	754,077
Deferred tax liabilities:
Acquired intangibles	1,221,409	1,864,997
Partnership interests	646,915	239,591
Property and equipment	364,991	403,419
Right-of-use assets	42,430	59,079
Other	49,668	46,024
Gross deferred tax liabilities	2,325,413	2,613,110
Net deferred income tax liability	$ 1,475,846	$ 1,859,033